Net fee and commissions expense	12 Months Ended
Dec. 31, 2023
Net fee and commissions expense
Net fee and commissions expense

Note 3. Net fee and commissions expense

Skr mn	2023	2022	2021
Fee and commissions earned were related to:
Lending	2	3	2
Total	2	3	2

Commissions incurred were related to:
Custodian- and bank fees	-13	-10	-9
Brokerage	-1	-2	-2
Other commissions incurred	-39	-22	-20
Total	-53	-34	-31
Net fee and commissions expense[1]	-51	-31	-29
1	Skr -50 million (2022: Skr -29 million) includes financial assets and liabilities not measured at fair value through profit or loss.